Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of Components of Income Tax Expense (Benefit)

The provision for income taxes consists of the following:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	HK$	HK$	HK$

Current tax
- Hong Kong	—	138	147
- Other countries	2,435	591	632
	2,435	729	779

Schedule of Income before Income Tax, Domestic and Foreign

Reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	HK$	HK$	HK$

Provision for income taxes at Hong Kong profits tax rates	40	(2,867)	76
Current tax in other jurisdictions	2,039	591	632
Effect of income not chargeable for tax purpose	(12)	—	(15)
Effect of expenses not deductible for tax purpose	—	—	60
Tax effect of unused tax losses not recognized	368	3,005	26
	2,435	729	779